1 Operations (Details) - Sao paulo [member] R$ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$) Municipalities	Dec. 31, 2019 BRL (R$) Municipalities
OperationsLineItems [Line Items]
Total municipalities that have already signed contracts | Municipalities	[1]	342	325
Balance - intangible and contract assets		R$ 39,440,568	R$ 35,990,087
Percentage of intangible and contract assets		93.08%	90.10%
Revenue from sanitation services (excluding construction revenue)		R$ 14,406,803	R$ 13,700,777
Percentage of revenue from sanitation services (excluding construction revenue)		95.05%	84.92%
Municipalities with expired: | Municipalities		8	21
Balance - intangible and contract assets		R$ 264,931	R$ 1,637,878
Percentage of intangible and contract assets		0.63%	4.10%
Revenue from sanitation services (excluding construction revenue)		R$ 39,088	R$ 451,603
Percentage of revenue from sanitation services (excluding construction revenue)		0.26%	2.80%
Municipalities with concession agreements due by 2030: | Municipalities		25	27
Balance - intangible and contract assets		R$ 1,436,529	R$ 1,181,172
Percentage of intangible and contract assets		3.39%	2.96%
Revenue from sanitation services (excluding construction revenue)		R$ 597,483	R$ 588,628
Percentage of revenue from sanitation services (excluding construction revenue)		3.94%	3.65%
Municipality of Sao Paulo:
Percentage of intangible and contract assets		37.94%	43.37%
Percentage of revenue from sanitation services (excluding construction revenue)		44.58%	44.48%

[1]	Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.